Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Balanced Fund, Inc.
Entity Central Index Key	0000110055
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000005581 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Balanced Fund, Inc.
Class Name	Institutional Shares
Trading Symbol	MACPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Balanced Fund, Inc. (the “Fund”) (formerly known as BlackRock Sustainable Balanced Fund, Inc.) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$56	0.53%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Institutional Shares returned 10.00%.
  For the same period, the Fund’s benchmark, the MSCI All Country World Index, returned 13.65% and the Bloomberg U.S. Aggregate Bond Index returned 5.46%.
What contributed to performance?
Asset allocation contributed to performance, as did security selection in both equities and fixed income. The largest contribution came from the equity security selection strategy. Sentiment measures, which correctly captured evolving market trends, drove the gains. Insights that evaluate trends across conference call text to evaluate manager sentiment were top contributors, as were consumer-intent-related sentiment measures that evaluate product ranking trends. With respect to asset allocation, having an overweight position in equities for the majority of the period helped results. The Fund’s cash position had no material impact on performance.
What detracted from performance?
Currency positioning in the asset allocation strategy detracted from absolute returns. The Fund was positioned long in the euro versus a short in the U.S. dollar in mid-2024, which hurt results given the dollar’s strength in that time frame. A long in the Australian dollar versus a short in the U.S. dollar also detracted. In addition, certain fundamental measures in equity security selection detracted. Specifically, insights with a preference for attractively priced securities declined at a time in which value stocks underperformed.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2015 through May 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	10.00%	9.60%	8.49%
MSCI All Country World Index	13.65	13.37	9.25
Bloomberg U.S. Aggregate Bond Index	5.46	(0.90)	1.49
60% MSCI All Country World Index/40% Bloomberg U.S. Aggregate Bond Index	10.41	7.63	6.32

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Mar. 03, 2025
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,641,101,927
Holdings Count | Holding	1,194
Advisory Fees Paid, Amount	$ 6,659,425
Investment Company Portfolio Turnover	101.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,641,101,927
Number of Portfolio Holdings	1,194
Net Investment Advisory Fees	$6,659,425
Portfolio Turnover Rate	101%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Common Stocks	60.6%
Corporate Bonds	20.1%
U.S. Treasury Obligations	10.9%
U.S. Government Sponsored Agency Securities	7.9%
Investment Companies	0.3%
Preferred Securities	0.1%
Foreign Government Obligations	0.1%
Rights	—%
Ten largest holdings
Security(a)	Percent of Net Assets
Apple Inc.	2.5%
Microsoft Corp.	2.5%
NVIDIA Corp.	2.4%
U.S. Treasury Notes, 0.25%, 09/30/25	2.1%
Amazon.com, Inc.	1.7%
U.S. Treasury Bonds, 2.25%, 02/15/52	1.1%
U.S. Treasury Notes, 2.38%, 05/15/29	0.9%
U.S. Treasury Notes, 1.88%, 02/28/29	0.9%
U.S. Treasury Notes, 1.88%, 02/15/32	0.9%
Meta Platforms, Inc., Class A	0.9%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Apple Inc.	2.5%
Microsoft Corp.	2.5%
NVIDIA Corp.	2.4%
U.S. Treasury Notes, 0.25%, 09/30/25	2.1%
Amazon.com, Inc.	1.7%
U.S. Treasury Bonds, 2.25%, 02/15/52	1.1%
U.S. Treasury Notes, 2.38%, 05/15/29	0.9%
U.S. Treasury Notes, 1.88%, 02/28/29	0.9%
U.S. Treasury Notes, 1.88%, 02/15/32	0.9%
Meta Platforms, Inc., Class A	0.9%
(a)	Excludes short-term securities.

Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the Fund since May 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
On November 19, 2024, the Fund’s Board approved a change in the name of the Fund to BlackRock Balanced Fund, Inc. and changes to the Fund's investment strategy and process. The changes to the Fund's investment strategy and process removed requirements that the Fund seek to maintain certain ESG characteristics and utilize ESG screening criteria to determine eligible investments. These changes became effective on March 3, 2025.

Material Fund Change Name [Text Block]	On November 19, 2024, the Fund’s Board approved a change in the name of the Fund to BlackRock Balanced Fund, Inc. and changes to the Fund's investment strategy and process.
Material Fund Change Strategies [Text Block]
On November 19, 2024, the Fund’s Board approved a change in the name of the Fund to BlackRock Balanced Fund, Inc. and changes to the Fund's investment strategy and process. The changes to the Fund's investment strategy and process removed requirements that the Fund seek to maintain certain ESG characteristics and utilize ESG screening criteria to determine eligible investments. These changes became effective on March 3, 2025.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since May 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000005578 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Balanced Fund, Inc.
Class Name	Investor A Shares
Trading Symbol	MDCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Balanced Fund, Inc. (the “Fund”) (formerly known as BlackRock Sustainable Balanced Fund, Inc.) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$81	0.77%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Investor A Shares returned 9.71%.
  For the same period, the Fund’s benchmark, the MSCI All Country World Index, returned 13.65% and the Bloomberg U.S. Aggregate Bond Index returned 5.46%.
What contributed to performance?
Asset allocation contributed to performance, as did security selection in both equities and fixed income. The largest contribution came from the equity security selection strategy. Sentiment measures, which correctly captured evolving market trends, drove the gains. Insights that evaluate trends across conference call text to evaluate manager sentiment were top contributors, as were consumer-intent-related sentiment measures that evaluate product ranking trends. With respect to asset allocation, having an overweight position in equities for the majority of the period helped results. The Fund’s cash position had no material impact on performance.
What detracted from performance?
Currency positioning in the asset allocation strategy detracted from absolute returns. The Fund was positioned long in the euro versus a short in the U.S. dollar in mid-2024, which hurt results given the dollar’s strength in that time frame. A long in the Australian dollar versus a short in the U.S. dollar also detracted. In addition, certain fundamental measures in equity security selection detracted. Specifically, insights with a preference for attractively priced securities declined at a time in which value stocks underperformed.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2015 through May 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	9.71%	9.32%	8.20%
Investor A Shares (with sales charge)	3.95	8.15	7.62
MSCI All Country World Index	13.65	13.37	9.25
Bloomberg U.S. Aggregate Bond Index	5.46	(0.90)	1.49
60% MSCI All Country World Index/40% Bloomberg U.S. Aggregate Bond Index	10.41	7.63	6.32

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Mar. 03, 2025
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,641,101,927
Holdings Count | Holding	1,194
Advisory Fees Paid, Amount	$ 6,659,425
Investment Company Portfolio Turnover	101.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,641,101,927
Number of Portfolio Holdings	1,194
Net Investment Advisory Fees	$6,659,425
Portfolio Turnover Rate	101%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Common Stocks	60.6%
Corporate Bonds	20.1%
U.S. Treasury Obligations	10.9%
U.S. Government Sponsored Agency Securities	7.9%
Investment Companies	0.3%
Preferred Securities	0.1%
Foreign Government Obligations	0.1%
Rights	—%
Ten largest holdings
Security(a)	Percent of Net Assets
Apple Inc.	2.5%
Microsoft Corp.	2.5%
NVIDIA Corp.	2.4%
U.S. Treasury Notes, 0.25%, 09/30/25	2.1%
Amazon.com, Inc.	1.7%
U.S. Treasury Bonds, 2.25%, 02/15/52	1.1%
U.S. Treasury Notes, 2.38%, 05/15/29	0.9%
U.S. Treasury Notes, 1.88%, 02/28/29	0.9%
U.S. Treasury Notes, 1.88%, 02/15/32	0.9%
Meta Platforms, Inc., Class A	0.9%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Apple Inc.	2.5%
Microsoft Corp.	2.5%
NVIDIA Corp.	2.4%
U.S. Treasury Notes, 0.25%, 09/30/25	2.1%
Amazon.com, Inc.	1.7%
U.S. Treasury Bonds, 2.25%, 02/15/52	1.1%
U.S. Treasury Notes, 2.38%, 05/15/29	0.9%
U.S. Treasury Notes, 1.88%, 02/28/29	0.9%
U.S. Treasury Notes, 1.88%, 02/15/32	0.9%
Meta Platforms, Inc., Class A	0.9%
(a)	Excludes short-term securities.

Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the Fund since May 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
On November 19, 2024, the Fund’s Board approved a change in the name of the Fund to BlackRock Balanced Fund, Inc. and changes to the Fund's investment strategy and process. The changes to the Fund's investment strategy and process removed requirements that the Fund seek to maintain certain ESG characteristics and utilize ESG screening criteria to determine eligible investments. These changes became effective on March 3, 2025.

Material Fund Change Name [Text Block]	On November 19, 2024, the Fund’s Board approved a change in the name of the Fund to BlackRock Balanced Fund, Inc. and changes to the Fund's investment strategy and process.
Material Fund Change Strategies [Text Block]	On November 19, 2024, the Fund’s Board approved a change in the name of the Fund to BlackRock Balanced Fund, Inc. and changes to the Fund's investment strategy and process. The changes to the Fund's investment strategy and process removed requirements that the Fund seek to maintain certain ESG characteristics and utilize ESG screening criteria to determine eligible investments. These changes became effective on March 3, 2025.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since May 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000005580 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Balanced Fund, Inc.
Class Name	Investor C Shares
Trading Symbol	MCCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Balanced Fund, Inc. (the “Fund”) (formerly known as BlackRock Sustainable Balanced Fund, Inc.) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$162	1.55%

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Investor C Shares returned 8.85%.
  For the same period, the Fund’s benchmark, the MSCI All Country World Index, returned 13.65% and the Bloomberg U.S. Aggregate Bond Index returned 5.46%.
What contributed to performance?
Asset allocation contributed to performance, as did security selection in both equities and fixed income. The largest contribution came from the equity security selection strategy. Sentiment measures, which correctly captured evolving market trends, drove the gains. Insights that evaluate trends across conference call text to evaluate manager sentiment were top contributors, as were consumer-intent-related sentiment measures that evaluate product ranking trends. With respect to asset allocation, having an overweight position in equities for the majority of the period helped results. The Fund’s cash position had no material impact on performance.
What detracted from performance?
Currency positioning in the asset allocation strategy detracted from absolute returns. The Fund was positioned long in the euro versus a short in the U.S. dollar in mid-2024, which hurt results given the dollar’s strength in that time frame. A long in the Australian dollar versus a short in the U.S. dollar also detracted. In addition, certain fundamental measures in equity security selection detracted. Specifically, insights with a preference for attractively priced securities declined at a time in which value stocks underperformed.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2015 through May 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	8.85%	8.48%	7.54%
Investor C Shares (with sales charge)	7.85	8.48	7.54
MSCI All Country World Index	13.65	13.37	9.25
Bloomberg U.S. Aggregate Bond Index	5.46	(0.90)	1.49
60% MSCI All Country World Index/40% Bloomberg U.S. Aggregate Bond Index	10.41	7.63	6.32

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Mar. 03, 2025
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,641,101,927
Holdings Count | Holding	1,194
Advisory Fees Paid, Amount	$ 6,659,425
Investment Company Portfolio Turnover	101.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,641,101,927
Number of Portfolio Holdings	1,194
Net Investment Advisory Fees	$6,659,425
Portfolio Turnover Rate	101%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Common Stocks	60.6%
Corporate Bonds	20.1%
U.S. Treasury Obligations	10.9%
U.S. Government Sponsored Agency Securities	7.9%
Investment Companies	0.3%
Preferred Securities	0.1%
Foreign Government Obligations	0.1%
Rights	—%
Ten largest holdings
Security(a)	Percent of Net Assets
Apple Inc.	2.5%
Microsoft Corp.	2.5%
NVIDIA Corp.	2.4%
U.S. Treasury Notes, 0.25%, 09/30/25	2.1%
Amazon.com, Inc.	1.7%
U.S. Treasury Bonds, 2.25%, 02/15/52	1.1%
U.S. Treasury Notes, 2.38%, 05/15/29	0.9%
U.S. Treasury Notes, 1.88%, 02/28/29	0.9%
U.S. Treasury Notes, 1.88%, 02/15/32	0.9%
Meta Platforms, Inc., Class A	0.9%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Apple Inc.	2.5%
Microsoft Corp.	2.5%
NVIDIA Corp.	2.4%
U.S. Treasury Notes, 0.25%, 09/30/25	2.1%
Amazon.com, Inc.	1.7%
U.S. Treasury Bonds, 2.25%, 02/15/52	1.1%
U.S. Treasury Notes, 2.38%, 05/15/29	0.9%
U.S. Treasury Notes, 1.88%, 02/28/29	0.9%
U.S. Treasury Notes, 1.88%, 02/15/32	0.9%
Meta Platforms, Inc., Class A	0.9%
(a)	Excludes short-term securities.

Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the Fund since May 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
On November 19, 2024, the Fund’s Board approved a change in the name of the Fund to BlackRock Balanced Fund, Inc. and changes to the Fund's investment strategy and process. The changes to the Fund's investment strategy and process removed requirements that the Fund seek to maintain certain ESG characteristics and utilize ESG screening criteria to determine eligible investments. These changes became effective on March 3, 2025.

Material Fund Change Name [Text Block]	On November 19, 2024, the Fund’s Board approved a change in the name of the Fund to BlackRock Balanced Fund, Inc. and changes to the Fund's investment strategy and process.
Material Fund Change Strategies [Text Block]
On November 19, 2024, the Fund’s Board approved a change in the name of the Fund to BlackRock Balanced Fund, Inc. and changes to the Fund's investment strategy and process. The changes to the Fund's investment strategy and process removed requirements that the Fund seek to maintain certain ESG characteristics and utilize ESG screening criteria to determine eligible investments. These changes became effective on March 3, 2025.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since May 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000199764 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Balanced Fund, Inc.
Class Name	Class K Shares
Trading Symbol	MKCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Balanced Fund, Inc. (the “Fund”) (formerly known as BlackRock Sustainable Balanced Fund, Inc.) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$48	0.46%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Class K Shares returned 10.07%.
  For the same period, the Fund’s benchmark, the MSCI All Country World Index, returned 13.65% and the Bloomberg U.S. Aggregate Bond Index returned 5.46%.
What contributed to performance?
Asset allocation contributed to performance, as did security selection in both equities and fixed income. The largest contribution came from the equity security selection strategy. Sentiment measures, which correctly captured evolving market trends, drove the gains. Insights that evaluate trends across conference call text to evaluate manager sentiment were top contributors, as were consumer-intent-related sentiment measures that evaluate product ranking trends. With respect to asset allocation, having an overweight position in equities for the majority of the period helped results. The Fund’s cash position had no material impact on performance.
What detracted from performance?
Currency positioning in the asset allocation strategy detracted from absolute returns. The Fund was positioned long in the euro versus a short in the U.S. dollar in mid-2024, which hurt results given the dollar’s strength in that time frame. A long in the Australian dollar versus a short in the U.S. dollar also detracted. In addition, certain fundamental measures in equity security selection detracted. Specifically, insights with a preference for attractively priced securities declined at a time in which value stocks underperformed.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2015 through May 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	10.07%	9.66%	8.54%
MSCI All Country World Index	13.65	13.37	9.25
Bloomberg U.S. Aggregate Bond Index	5.46	(0.90)	1.49
60% MSCI All Country World Index/40% Bloomberg U.S. Aggregate Bond Index	10.41	7.63	6.32

Performance Inception Date	Jan. 25, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Mar. 03, 2025
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,641,101,927
Holdings Count | Holding	1,194
Advisory Fees Paid, Amount	$ 6,659,425
Investment Company Portfolio Turnover	101.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,641,101,927
Number of Portfolio Holdings	1,194
Net Investment Advisory Fees	$6,659,425
Portfolio Turnover Rate	101%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Common Stocks	60.6%
Corporate Bonds	20.1%
U.S. Treasury Obligations	10.9%
U.S. Government Sponsored Agency Securities	7.9%
Investment Companies	0.3%
Preferred Securities	0.1%
Foreign Government Obligations	0.1%
Rights	—%
Ten largest holdings
Security(a)	Percent of Net Assets
Apple Inc.	2.5%
Microsoft Corp.	2.5%
NVIDIA Corp.	2.4%
U.S. Treasury Notes, 0.25%, 09/30/25	2.1%
Amazon.com, Inc.	1.7%
U.S. Treasury Bonds, 2.25%, 02/15/52	1.1%
U.S. Treasury Notes, 2.38%, 05/15/29	0.9%
U.S. Treasury Notes, 1.88%, 02/28/29	0.9%
U.S. Treasury Notes, 1.88%, 02/15/32	0.9%
Meta Platforms, Inc., Class A	0.9%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Apple Inc.	2.5%
Microsoft Corp.	2.5%
NVIDIA Corp.	2.4%
U.S. Treasury Notes, 0.25%, 09/30/25	2.1%
Amazon.com, Inc.	1.7%
U.S. Treasury Bonds, 2.25%, 02/15/52	1.1%
U.S. Treasury Notes, 2.38%, 05/15/29	0.9%
U.S. Treasury Notes, 1.88%, 02/28/29	0.9%
U.S. Treasury Notes, 1.88%, 02/15/32	0.9%
Meta Platforms, Inc., Class A	0.9%
(a)	Excludes short-term securities.

Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the Fund since May 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
On November 19, 2024, the Fund’s Board approved a change in the name of the Fund to BlackRock Balanced Fund, Inc. and changes to the Fund's investment strategy and process. The changes to the Fund's investment strategy and process removed requirements that the Fund seek to maintain certain ESG characteristics and utilize ESG screening criteria to determine eligible investments. These changes became effective on March 3, 2025.

Material Fund Change Name [Text Block]	On November 19, 2024, the Fund’s Board approved a change in the name of the Fund to BlackRock Balanced Fund, Inc. and changes to the Fund's investment strategy and process.
Material Fund Change Strategies [Text Block]
On November 19, 2024, the Fund’s Board approved a change in the name of the Fund to BlackRock Balanced Fund, Inc. and changes to the Fund's investment strategy and process. The changes to the Fund's investment strategy and process removed requirements that the Fund seek to maintain certain ESG characteristics and utilize ESG screening criteria to determine eligible investments. These changes became effective on March 3, 2025.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since May 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000005582 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Balanced Fund, Inc.
Class Name	Class R Shares
Trading Symbol	MRBPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Balanced Fund, Inc. (the “Fund”) (formerly known as BlackRock Sustainable Balanced Fund, Inc.) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$121	1.16%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2025, the Fund's Class R Shares returned 9.30%.
  For the same period, the Fund’s benchmark, the MSCI All Country World Index, returned 13.65% and the Bloomberg U.S. Aggregate Bond Index returned 5.46%.
What contributed to performance?
Asset allocation contributed to performance, as did security selection in both equities and fixed income. The largest contribution came from the equity security selection strategy. Sentiment measures, which correctly captured evolving market trends, drove the gains. Insights that evaluate trends across conference call text to evaluate manager sentiment were top contributors, as were consumer-intent-related sentiment measures that evaluate product ranking trends. With respect to asset allocation, having an overweight position in equities for the majority of the period helped results. The Fund’s cash position had no material impact on performance.
What detracted from performance?
Currency positioning in the asset allocation strategy detracted from absolute returns. The Fund was positioned long in the euro versus a short in the U.S. dollar in mid-2024, which hurt results given the dollar’s strength in that time frame. A long in the Australian dollar versus a short in the U.S. dollar also detracted. In addition, certain fundamental measures in equity security selection detracted. Specifically, insights with a preference for attractively priced securities declined at a time in which value stocks underperformed.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2015 through May 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	9.30%	8.89%	7.80%
MSCI All Country World Index	13.65	13.37	9.25
Bloomberg U.S. Aggregate Bond Index	5.46	(0.90)	1.49
60% MSCI All Country World Index/40% Bloomberg U.S. Aggregate Bond Index	10.41	7.63	6.32

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Mar. 03, 2025
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,641,101,927
Holdings Count | Holding	1,194
Advisory Fees Paid, Amount	$ 6,659,425
Investment Company Portfolio Turnover	101.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,641,101,927
Number of Portfolio Holdings	1,194
Net Investment Advisory Fees	$6,659,425
Portfolio Turnover Rate	101%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Common Stocks	60.6%
Corporate Bonds	20.1%
U.S. Treasury Obligations	10.9%
U.S. Government Sponsored Agency Securities	7.9%
Investment Companies	0.3%
Preferred Securities	0.1%
Foreign Government Obligations	0.1%
Rights	—%
Ten largest holdings
Security(a)	Percent of Net Assets
Apple Inc.	2.5%
Microsoft Corp.	2.5%
NVIDIA Corp.	2.4%
U.S. Treasury Notes, 0.25%, 09/30/25	2.1%
Amazon.com, Inc.	1.7%
U.S. Treasury Bonds, 2.25%, 02/15/52	1.1%
U.S. Treasury Notes, 2.38%, 05/15/29	0.9%
U.S. Treasury Notes, 1.88%, 02/28/29	0.9%
U.S. Treasury Notes, 1.88%, 02/15/32	0.9%
Meta Platforms, Inc., Class A	0.9%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Apple Inc.	2.5%
Microsoft Corp.	2.5%
NVIDIA Corp.	2.4%
U.S. Treasury Notes, 0.25%, 09/30/25	2.1%
Amazon.com, Inc.	1.7%
U.S. Treasury Bonds, 2.25%, 02/15/52	1.1%
U.S. Treasury Notes, 2.38%, 05/15/29	0.9%
U.S. Treasury Notes, 1.88%, 02/28/29	0.9%
U.S. Treasury Notes, 1.88%, 02/15/32	0.9%
Meta Platforms, Inc., Class A	0.9%
(a)	Excludes short-term securities.

Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the Fund since May 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
On November 19, 2024, the Fund’s Board approved a change in the name of the Fund to BlackRock Balanced Fund, Inc. and changes to the Fund's investment strategy and process. The changes to the Fund's investment strategy and process removed requirements that the Fund seek to maintain certain ESG characteristics and utilize ESG screening criteria to determine eligible investments. These changes became effective on March 3, 2025.

Material Fund Change Name [Text Block]	On November 19, 2024, the Fund’s Board approved a change in the name of the Fund to BlackRock Balanced Fund, Inc. and changes to the Fund's investment strategy and process.
Material Fund Change Strategies [Text Block]
On November 19, 2024, the Fund’s Board approved a change in the name of the Fund to BlackRock Balanced Fund, Inc. and changes to the Fund's investment strategy and process. The changes to the Fund's investment strategy and process removed requirements that the Fund seek to maintain certain ESG characteristics and utilize ESG screening criteria to determine eligible investments. These changes became effective on March 3, 2025.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since May 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports